REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 12,595	$ 9,717
Gold[member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 11,670	9,186
Percentage of composition of principal product (as percent)	90.00%
Spot market sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 11,129	9,084
Concentrate sales
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	520	101
Gold provisional pricing adjustments [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Adjustments for gains (losses) on change in fair value of derivatives	21	1
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	697	393
Copper concentrate [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	644	371
Copper provisional pricing adjustments [Member]
Disclosure of Disaggregation of Revenue [Line Items]
Adjustments for gains (losses) on change in fair value of derivatives	53	22
Other
Disclosure of Disaggregation of Revenue [Line Items]
Revenue	$ 228	$ 138